Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Dec. 06, 2018
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MUNICIPAL TRUST
CIK	dei_EntityCentralIndexKey	0000203142
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 06, 2018
Effective Date	dei_DocumentEffectiveDate	Dec. 06, 2018
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A